WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 25.4%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	5,620,000	$5,851,375	(a)
AT&T Inc., Senior Notes	3.100%	2/1/43	6,300,000	5,975,943
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	3,309,800	(a)
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	3,000,000	3,553,679
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	5,000,000	5,477,440

Total Diversified Telecommunication Services				24,168,237

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,281,907

Interactive Media & Services - 0.8%
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,000,000	3,384,300
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	6,780,000	6,948,634	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	17,830,000	18,066,641	(a)

Total Interactive Media & Services				28,399,575

Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,630,487	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,247,312	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000	1,428,413	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	7,950,000	8,048,222
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	665,199
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	113,781
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	2,636,178

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,500,000	$8,246,509
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	5,435,019
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	1,387,384
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	3,129,053	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	3,000,000	3,746,289
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	3,543,908
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	913,660	(a)

Total Media				46,171,414

Wireless Telecommunication Services - 1.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,101,150
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	440,348	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	7,080,000	7,059,149	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	814,063
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,980,000	5,906,201
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	204,185
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,335,282
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,363,095
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	4,068,393
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	3,290,000	3,177,712
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	5,640,000	5,743,156	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,000,000	4,701,400
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	5,000,000	4,711,325

Total Wireless Telecommunication Services				42,625,459

TOTAL COMMUNICATION SERVICES				144,646,592

CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.2%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,250,000	5,282,812
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	219,125
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,719,807

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	3,220,000	$3,368,925
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	255,625
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	2,078,305
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	27,260,000	27,838,457

Total Automobiles				44,763,056

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	3,176,370	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,660,892

Total Diversified Consumer Services				4,837,262

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	502,000	507,879	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,920,820	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	354,352
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,469,384	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,941,741	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,100,000	1,078,000	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,742,932
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	5,786,444
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,566,939	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	8,165,971	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,110,000	1,148,661	(a)

Total Hotels, Restaurants & Leisure				31,683,123

Household Durables - 0.3%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,656,108
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	179,788

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	$702,051
Lennar Corp., Senior Notes	5.000%	6/15/27	340,000	394,808
Lennar Corp., Senior Notes	4.750%	11/29/27	2,200,000	2,547,006
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	2,098,519
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,943,166

Total Household Durables				9,521,446

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	3.350%	4/15/50	3,000,000	3,159,214
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	5,000,000	4,708,852

Total Specialty Retail				7,868,066

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	478,427	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	3,760,000	3,971,932	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,973,032	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	694,000	709,643

Total Textiles, Apparel & Luxury Goods				7,133,034

TOTAL CONSUMER DISCRETIONARY				105,805,987

CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	10,000,000	13,099,883
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	2,000,000	2,298,379
Coca-Cola Co., Senior Notes	2.500%	3/15/51	3,000,000	2,681,854
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	321,423
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,766,897

Total Beverages				20,168,436

Food Products - 0.8%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,513,712
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	567,986
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,555,035
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	467,735	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	369,944
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	2,106,699
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,960,000	5,867,793
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	2,319,963

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	$4,608,412
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	3,398,712
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	600,300	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	2,670,000	2,937,227	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,000,000	2,764,999	(a)

Total Food Products				29,078,517

Tobacco - 0.8%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	6,050,033
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	9,227,960
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	995,775
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	9,418,115
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	2,327,287

Total Tobacco				28,019,170

TOTAL CONSUMER STAPLES				77,266,123

ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp., Senior Notes	5.100%	9/1/40	16,268,000	16,809,806
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	5,000,000	4,483,467
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	5,039,766	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	3,322,187	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	11,764,087
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,000,000	5,685,382
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	1,213,875
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	30,801
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,000,000	3,826,929
EQT Corp., Senior Notes	3.000%	10/1/22	905,000	925,910
EQT Corp., Senior Notes	3.900%	10/1/27	11,880,000	12,701,502
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	200,024
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,000,000	5,193,915
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	597,668	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,760,147	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	$425,652
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	5,000,000	6,180,934
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,030,000	1,073,976	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	2,010,121
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,932,730
MPLX LP, Senior Notes	4.500%	4/15/38	2,000,000	2,220,883
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	15,000,000	17,881,425
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	12,496,156
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	5,475,975
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	53,230,000	60,056,747
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,831,219
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	966,250
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	269,065
Range Resources Corp., Senior Notes	5.875%	7/1/22	211,000	216,143
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,347,000	2,417,410
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,711,500
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,987,219	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,468,562
Shell International Finance BV, Senior Notes	3.250%	4/6/50	5,000,000	5,102,645
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	734,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	875,612
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,768,583
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	923,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,762,912	(a)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	$556,021	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	20,000,000	20,500,000
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	2,077,290
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	254,587
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	205,937
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	7,306,952
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	367,109
WPX Energy Inc., Senior Notes	5.250%	10/15/27	170,000	182,155
WPX Energy Inc., Senior Notes	5.875%	6/15/28	720,000	793,649

TOTAL ENERGY				241,588,385

FINANCIALS - 0.8%
Banks - 0.6%
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	5,000,000	4,707,951	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,786,864
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	772,125
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,126,407
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	5,000,000	6,610,841	(b)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	2,437,027

Total Banks				19,441,215

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,900,144
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	220,000	231,349	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,269,895	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	3,122,993	(a)

Total Diversified Financial Services				7,524,381

TOTAL FINANCIALS				26,965,596

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.2%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,000,000	$5,601,724

Health Care Providers & Services - 1.2%
Centene Corp., Senior Notes	5.375%	6/1/26	2,850,000	2,972,407	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,506,882
Cigna Corp., Senior Notes	4.800%	8/15/38	5,000,000	6,068,380
Cigna Corp., Senior Notes	4.900%	12/15/48	5,000,000	6,240,579
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,653,946	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,374,400
HCA Inc., Senior Notes	5.375%	9/1/26	2,030,000	2,298,975
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,792,175
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	5,146,500
HCA Inc., Senior Notes	3.500%	9/1/30	3,110,000	3,198,091
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	13,745
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,887,461
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	992,833
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	772,152
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	104,709
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	102,199
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	3,448,019

Total Health Care Providers & Services				44,573,453

Pharmaceuticals - 1.8%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	335,188	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	890,175	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,380,000	2,551,717	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	5,050,350	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	289,450	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	359,730	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	8,170,000	8,227,476
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,420,000	3,441,033
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	520,000	519,610
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	932,363

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	$5,343,758
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	4,286,794
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,020,000	33,049,950

Total Pharmaceuticals				65,277,594

TOTAL HEALTH CARE				115,452,771

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.7%
Boeing Co., Senior Notes	5.705%	5/1/40	4,000,000	4,986,736
Boeing Co., Senior Notes	5.805%	5/1/50	10,000,000	12,882,178
Boeing Co., Senior Notes	5.930%	5/1/60	5,000,000	6,512,130
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	2,000,000	2,397,712

Total Aerospace & Defense				26,778,756

Airlines - 2.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	6,210,000	6,313,475
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	869,580
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	680,000	689,797
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	6,420,000	7,564,433
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	34,265,777	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,930,000	6,405,811	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,887,881	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	26,547	28,097
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	7,670,000	8,429,752	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	5,570,579	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	300,000	311,254	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	5,046,000	5,219,582	(a)

Total Airlines				81,556,018

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.377%	4/5/40	2,000,000	$2,040,187

Commercial Services & Supplies - 0.1%
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,237,749	(a)

Trading Companies & Distributors - 0.4%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	13,811,603
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	109,369

Total Trading Companies & Distributors				13,920,972

TOTAL INDUSTRIALS				127,533,682

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	2,018,440	(a)

Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp., Senior Notes	3.500%	4/1/50	5,000,000	5,368,836
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,500,000	2,755,252

Total Semiconductors & Semiconductor Equipment				8,124,088

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,063,750	(a)

TOTAL INFORMATION TECHNOLOGY				13,206,278

MATERIALS - 1.6%
Chemicals - 0.6%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,265,107	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	10,506,139	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	9,853,470	(a)

Total Chemicals				21,624,716

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	938,620	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	595,900	(a)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	$329,400
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	1,004,174

Total Containers & Packaging				2,868,094

Metals & Mining - 0.5%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,000,000	2,752,535
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	2,231,457
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	10,450,000	12,631,438
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	606,750
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	300,355
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,867,860

Total Metals & Mining				20,390,395

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000	14,249,626

TOTAL MATERIALS				59,132,831

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	172,835
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,285,638

TOTAL REAL ESTATE				1,458,473

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,000,000	4,000,303
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	3,000,000	3,478,710

TOTAL UTILITIES				7,479,013

TOTAL CORPORATE BONDS & NOTES (Cost - $882,085,742)				920,535,731

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 24.8%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.1%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	15,450,000	$15,499,888	(b)(c)(d)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.843%	3/1/27	8,904,750	8,816,628	(b)(c)(d)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.093%	3/9/27	15,490,000	15,397,339	(b)(c)(d)

Total Diversified Telecommunication Services				39,713,855

Entertainment - 0.1%
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.843%	2/15/24	4,198,087	4,176,858	(b)(c)(d)

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	8,590,000	8,560,717	(b)(c)(d)

Media - 2.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.850%	4/30/25	8,255,437	8,254,967	(b)(c)(d)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.850%	2/1/27	12,957,006	12,899,516	(b)(c)(d)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.593%	11/18/24	2,758,200	2,733,720	(b)(c)(d)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.093%	5/1/26	15,951,751	15,808,185	(b)(c)(d)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.610%	9/18/26	16,261,260	16,242,624	(b)(c)(d)(e)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.871%	1/31/26	2,362,055	2,348,029	(b)(c)(d)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.593%	12/17/26	9,704,747	9,674,420	(b)(c)(d)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	11,920,115	11,974,495	(b)(c)(d)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	1,910,000	1,912,189	(e)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.601%	1/31/28	15,876,685	$15,799,508	(b)(c)(d)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.601%	4/30/28	638,000	633,348	(b)(c)(d)

Total Media				98,281,001

TOTAL COMMUNICATION SERVICES				150,732,431

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/6/24	2,492,063	2,494,138	(b)(c)(d)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.250%	4/30/26	18,488,315	18,427,655	(b)(c)(d)(e)

Total Auto Components				20,921,793

Commercial Services & Supplies - 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.850%	12/6/25	1,289,412	1,289,895	(b)(c)(d)

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	16,651,077	16,677,836	(b)(c)(d)(e)

Hotels, Restaurants & Leisure - 2.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.843%	11/19/26	18,261,724	18,028,376	(b)(c)(d)
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.500%)	3.593%	10/1/25	989,873	990,139	(b)(c)(d)(e)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.843%	7/31/24	5,208,864	5,137,705	(b)(c)(d)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.843%	3/11/25	7,973,400	7,897,406	(b)(c)(d)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.843%	1/15/27	282,150	278,870	(b)(c)(d)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.250%)	2.321%	9/15/23	1,920,209	1,920,864	(b)(c)(d)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.843%	12/23/24	9,161,365	9,099,260	(b)(c)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.593%	7/21/25	8,945,050	$8,990,473	(b)(c)(d)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.093%	11/30/23	7,937,306	7,931,797	(b)(c)(d)
Golden Nugget Inc., First Lien Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	1,226,083	1,217,738	(b)(c)(d)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.842%	6/22/26	6,007,300	5,965,164	(b)(c)(d)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.593%	5/29/26	5,543,191	5,525,868	(b)(c)(d)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.843%	8/14/24	18,931,526	18,772,445	(b)(c)(d)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	9,299,051	9,218,847	(b)(c)(d)

Total Hotels, Restaurants & Leisure				100,974,952

Specialty Retail - 1.0%
Academy Ltd., Refinancing Term Loan	—	11/5/27	922,500	927,689	(e)(f)
BJ’s Wholesale Club Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	2.094%	2/3/24	1,093,427	1,095,067	(b)(c)(d)
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	4,179,525	4,217,141	(b)(c)(d)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	10,523,734	10,558,809	(b)(c)(d)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	5,910,000	5,933,084	(b)(c)(d)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Petco Health & Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	15,320,000	$15,337,787	(b)(c)(d)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.851%	7/31/26	153,924	153,379	(b)(c)(d)

Total Specialty Retail				38,222,956

TOTAL CONSUMER DISCRETIONARY				178,087,432

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.4%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.343%	1/29/27	1,985,000	1,960,559	(b)(c)(d)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.093%	9/13/26	4,402,294	4,343,902	(b)(c)(d)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.843%	6/27/23	9,187,721	9,113,595	(b)(c)(d)

Total Food & Staples Retailing				15,418,056

Household Products - 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	2,713,200	2,716,252	(b)(c)(d)

TOTAL CONSUMER STAPLES				18,134,308

FINANCIALS - 2.7%
Capital Markets - 0.5%
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/7/28	3,646,075	3,654,432	(b)(c)(d)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.593%	6/27/25	1,274,219	1,273,310	(b)(c)(d)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.703%	2/1/27	2,155,295	2,136,268	(b)(c)(d)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.093%	7/3/24	4,621,968	4,584,414	(b)(c)(d)
Zebra Buyer LLC, Term Loan B	—	4/21/28	7,310,000	7,347,690	(e)

Total Capital Markets				18,996,114

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.6%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	950,000	$946,512	(b)(c)(d)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.593%	2/2/28	11,164,195	11,106,632	(b)(c)(d)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	10,376,588	10,442,520	(b)(c)(d)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.843%	1/26/28	5,590,333	5,560,050	(b)(c)(d)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.843%	11/16/26	13,439,235	13,400,033	(b)(c)(d)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	12,215,900	12,219,712	(b)(c)(d)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.098%	3/1/26	5,364,514	5,370,549	(b)(c)(d)

Total Diversified Financial Services				59,046,008

Insurance - 0.6%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	4,867,800	4,850,685	(b)(c)(d)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.343%	11/3/24	638,550	636,726	(b)(c)(d)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.343%	12/23/26	7,499,788	7,473,418	(b)(c)(d)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.343%	7/31/27	4,880,000	4,862,208	(b)(c)(d)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.093%	11/3/23	2,433,462	2,430,040	(b)(c)(d)

Total Insurance				20,253,077

TOTAL FINANCIALS				98,295,199

HEALTH CARE - 5.7%
Health Care Providers & Services - 2.7%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.843%	8/6/26	11,574,094	11,603,030	(b)(c)(d)
EyeCare Partners LLC, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.000% + 3.750%)	3.750%	2/18/27	2,635,457	2,614,225	(b)(c)(d)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	4,862,307	$4,889,152	(b)(c)(d)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week LIBOR + 2.000%)	2.062%	11/15/27	17,593,667	17,458,055	(b)(c)(d)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.843%	3/13/25	1,218,144	1,218,906	(b)(c)(d)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.843%	11/17/25	12,255,090	12,270,409	(b)(c)(d)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	10,519,052	10,519,052	(b)(c)(d)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.343%	3/5/26	7,874,428	7,812,912	(b)(c)(d)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.598%	3/5/26	13,960,000	13,850,944	(b)(c)(d)(e)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	17,780,000	17,731,852	(b)(c)(d)

Total Health Care Providers & Services				99,968,537

Health Care Technology - 0.6%
AthenaHealth Inc., Additional Term Loan B1	4.351-4.410%	2/11/26	10,845,972	10,908,336	(b)(c)(d)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	11,063,241	11,077,070	(b)(c)(d)

Total Health Care Technology				21,985,406

Life Sciences Tools & Services - 0.8%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.843%	9/27/24	10,460,000	10,394,625	(b)(c)(d)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	18,130,000	18,126,229	(b)(c)(d)

Total Life Sciences Tools & Services				28,520,854

Pharmaceuticals - 1.6%
Bausch Health Cos. Inc., First Incremental Term Loan (3 mo. USD LIBOR + 2.750%)	2.843%	11/27/25	2,245,625	2,236,056	(b)(c)(d)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.093%	6/2/25	8,388,441	8,368,519	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	777,015	$754,191	(b)(c)(d)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	13,198,000	13,239,244	(b)(c)(d)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	18,010,000	17,987,487	(b)(c)(d)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	14,750,000	14,831,656	(b)(c)(d)

Total Pharmaceuticals				57,417,153

TOTAL HEALTH CARE				207,891,950

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	4,468,800	4,482,488	(b)(c)(d)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.343%	12/9/25	748,106	739,137	(b)(c)(d)

Total Aerospace & Defense				5,221,625

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.858%	2/24/25	8,065,000	8,035,143	(b)(c)(d)

Airlines - 0.4%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,910,000	2,004,837	(b)(c)(d)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	10,610,000	10,714,116	(b)(c)(d)

Total Airlines				12,718,953

Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC, USD Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	12,714,839	12,757,217	(b)(c)(d)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.593%	10/1/26	15,253,460	15,191,500	(b)(c)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.350%	10/30/26	3,964,367	$3,978,924	(b)(c)(d)
GFL Environmental Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	5,947,842	5,966,840	(b)(c)(d)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.093%	8/27/25	13,357,219	13,398,961	(b)(c)(d)

Total Commercial Services & Supplies				51,293,442

Construction & Engineering - 0.0%††
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.843%	4/13/28	1,770,000	1,769,448	(b)(c)(d)

Electrical Equipment - 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	2,891,068	2,876,211	(b)(c)(d)

Road & Rail - 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.203%	12/30/26	14,014,768	13,970,103	(b)(c)(d)

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	3,112,000	3,100,330	(b)(c)(d)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.953%	10/6/23	275,000	275,074	(b)(c)(d)

Total Trading Companies & Distributors				3,375,404

TOTAL INDUSTRIALS				99,260,329

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.343%	4/6/26	3,751,910	3,744,095	(b)(c)(d)

IT Services - 0.2%
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.843%	4/21/28	5,350,000	5,351,910	(b)(c)(d)

Software - 1.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.093%	10/16/26	17,669,505	17,704,473	(b)(c)(d)
Magenta Buyer LLC, First Lien Term Loan	—	5/3/28	19,540,000	19,599,030	(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	15,270,000	$15,325,903	(b)(c)(d)(e)
RealPage Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	3,270,000	3,270,455	(b)(c)(d)

Total Software				55,899,861

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	6,366,386	6,375,338	(b)(c)(d)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.843%	4/29/23	2,593,484	2,598,022	(b)(c)(d)

Total Technology Hardware, Storage & Peripherals				8,973,360

TOTAL INFORMATION TECHNOLOGY				73,969,226

MATERIALS - 1.0%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	13,720,000	13,682,270	(b)(c)(d)

Containers & Packaging - 0.5%
Berry Global Inc., Term Z Loan (1 mo. USD LIBOR + 1.750%)	1.861%	7/1/26	8,253,128	8,197,123	(b)(c)(d)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.843%	2/4/27	7,981,773	7,957,380	(b)(c)(d)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.843%	2/6/23	1,017,104	1,016,609	(b)(c)(d)

Total Containers & Packaging				17,171,112

Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.843%	9/7/27	6,091,762	6,085,098	(b)(c)(d)

TOTAL MATERIALS				36,938,480

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.4%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.843%	12/20/24	14,015,370	13,901,495	(b)(c)(d)(e)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.6%
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	20,967,626		$20,834,943	(b)(c)(d)
Realogy Group LLC, Extended 2025 Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/7/25	429,478		428,538	(b)(c)(d)

Total Real Estate Management & Development					21,263,481

TOTAL REAL ESTATE					35,164,976

TOTAL SENIOR LOANS (Cost - $895,081,908)					898,474,331

SOVEREIGN BONDS - 21.4%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		284,819
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	16,237,114		6,020,559
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	1,882,485		625,004
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		1,132,875	*(a)(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		781,644	*(a)(g)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		966,492	*(a)(g)

Total Argentina					9,811,393

Brazil - 2.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	213,849,000	BRL	42,910,336
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	59,433,000	BRL	12,102,594
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	23,207,000	BRL	4,727,479
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	5,560,000		6,064,098
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,458,250

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		$9,145,149
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	19,330,000		18,653,643

Total Brazil					97,061,549

China - 3.6%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	22,733,807	(h)
China Government Bond, Senior Notes	3.290%	5/23/29	671,000,000	CNY	107,305,586

Total China					130,039,393

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	8,520,000		8,242,248
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		8,217,300
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		553,750

Total Colombia					17,013,298

Egypt - 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,254,529	(a)

Indonesia - 1.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,030,415	(h)
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	40,347,752
Indonesia Treasury Bond	6.500%	2/15/31	63,356,000,000	IDR	4,463,970	(i)
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	7,335,963

Total Indonesia					53,178,100

Italy - 3.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	98,160,000	EUR	120,967,172	(h)

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,740,741	(h)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		1,012,034	(a)

Total Kenya					5,752,775

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 6.4%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	$20,053,508
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	167,848,144
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	18,589,080
Mexican Bonos, Senior Notes	7.750%	11/13/42	387,951,500	MXN	19,957,603
Mexico Government International
Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,669,168
Mexico Government International
Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,690,301

Total Mexico					233,807,804

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		5,300,207	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		688,783
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,303,367

Total Peru					3,992,150

Russia - 2.7%
Russian Federal Bond - OFZ	7.000%	1/25/23	746,890,000	RUB	10,363,838
Russian Federal Bond - OFZ	7.000%	8/16/23	992,840,000	RUB	13,826,809
Russian Federal Bond - OFZ	7.750%	9/16/26	659,350,000	RUB	9,473,856
Russian Federal Bond - OFZ	8.150%	2/3/27	613,510,000	RUB	8,982,164
Russian Federal Bond - OFZ	7.050%	1/19/28	1,249,561,000	RUB	17,347,429
Russian Federal Bond - OFZ	6.900%	5/23/29	997,790,000	RUB	13,654,338
Russian Federal Bond - OFZ	7.650%	4/10/30	1,497,220,000	RUB	21,383,949
Russian Federal Bond - OFZ	7.250%	5/10/34	93,150,000	RUB	1,287,778

Total Russia					96,320,161

TOTAL SOVEREIGN BONDS (Cost - $810,297,988)					774,498,531

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 14.0%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.272%	6/25/47	4,204,922		3,709,302	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.829%	8/10/45	18,382,644		8,364,103	(a)(b)
Banc of America Funding Corp., 2015-R3 1A2	0.529%	3/27/36	30,500,772		26,425,229	(a)(b)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.301%	5/26/37	10,660,829		10,069,730	(a)(b)
Banc of America Funding Trust, 2015-R2 9A2	0.367%	3/27/36	16,824,330		16,710,959	(a)(b)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	$27,125,796
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.266%	11/26/36	8,200,986	7,865,520	(a)(b)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	0.556%	1/26/36	26,650,000	25,211,260	(a)(b)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	2,910,000	2,917,271	(a)(b)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	15,000,000	16,250,328
Commercial Mortgage Trust, 2014- CR20 B	4.239%	11/10/47	720,000	771,382	(b)
CSMC Trust, 2014-11R 15A2	2.833%	1/27/36	3,958,798	3,959,824	(a)(b)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	463,107	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,100,000	848,951	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.451%	7/15/32	16,100,000	13,095,252	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	6,870,000	6,997,702	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.311%	4/15/36	3,208,453	925,571	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.692%	12/25/42	2,610,000	2,676,349	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.842%	4/25/43	25,400,000	26,078,904	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.842%	5/25/43	17,417,399	19,916,956	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2015- C03 2M2(1mo. USD LIBOR + 5.000%)	5.092%	7/25/25	135,614	137,931	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016- C04 1M2(1mo. USD LIBOR + 4.250%)	4.342%	1/25/29	9,210,054	9,598,249	(a)(b)

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.942%	10/25/29	16,410,000	$17,581,321	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018- C06 1M2(1mo. USD LIBOR + 2.000%)	2.092%	3/25/31	7,125,121	7,171,171	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	5,345	5,202	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.327%	5/16/55	5,572,773	92,319	(b)
GS Mortgage Securities Corp., 2014-2R3B(1mo. USD LIBOR + 0.610%)	0.716%	11/26/37	15,882,574	14,242,730	(a)(b)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	3,004,167	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.362%	11/25/36	19,678,972	16,359,903	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.447%	11/15/47	3,940,000	3,929,909	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	4,554,852	3,835,395
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.893%	2/12/49	526,209	191,540	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.498%	2/15/51	17,114	15,792	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	49,120,000	48,868,623	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	38,360,000	37,154,188	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	703,967	351,984	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	307,643	153,822	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	48,820	48,109	(b)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (j) - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	$6,859,555	(b)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	83,171	56,468
Morgan Stanley Capital I Trust, 2007- IQ13 AJ	5.438%	3/15/44	26,140	26,138
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	8,361,509	(a)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	25,140,000	24,877,488	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.840%	5/27/23	21,319,568	21,105,189	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.790%	10/27/22	8,685,165	8,715,620	(a)(b)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	3.009%	2/27/24	12,856,672	12,869,554	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,156,934	1,067,276	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.648%	12/26/37	21,999,009	21,091,594	(a)(b)
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.642%	5/25/37	6,217,606	4,693,560	(b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.501%	5/15/38	7,960,000	8,013,211	(a)(b)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	7.008%	7/25/36	18,964,094	3,053,813	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,061,812
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,349,641
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,528,457	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $496,510,739)				507,856,736

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 9.1%
FNMA - 9.1%
Federal National Mortgage Association (FNMA)	3.000%	6/1/51-8/1/51	317,600,000	$331,369,389	(k)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.9%
U.S. Government Obligations - 3.9%
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	5,627,212	(l)(m)
U.S. Treasury Bonds	1.250%	5/15/50	29,170,000	22,636,376
U.S. Treasury Bonds	1.875%	2/15/51	68,260,000	62,084,603
U.S. Treasury Bonds	2.375%	5/15/51	11,630,000	11,858,966
U.S. Treasury Notes	0.750%	3/31/26	8,650,000	8,643,242
U.S. Treasury Notes	1.250%	5/31/28	31,670,000	31,640,309

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $146,272,693)				142,490,708

ASSET-BACKED SECURITIES - 3.8%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. USD LIBOR + 0.270%)	0.362%	9/25/36	16,246,000	15,393,468	(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.492%	7/25/36	29,550,000	27,672,810	(a)(b)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.592%	10/25/37	8,350,000	8,479,846	(a)(b)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	0.242%	8/25/36	16,198,016	7,906,718	(b)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 1.350%)	1.442%	1/25/35	4,725,750	4,646,016	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	15,280,000	15,280,000	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.037%	12/25/35	2,980,000	2,953,817	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	0.332%	5/25/37	25,250,000	23,226,003	(b)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	0.992%	8/25/34	7,157,963	7,114,797	(b)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.279%	1/22/35	11,143,334	11,321,282	(a)(b)
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.442%	8/25/36	11,812,098	11,631,928	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $133,791,683)				135,626,685

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	27

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Canadian Dollar Futures, Call @ $80.00		6/4/21	52	52,000	$142,480
Euro Futures, Call @ $1.21		6/4/21	238	29,750,000	330,225
Euro Futures, Call @ $1.22		6/4/21	113	14,125,000	55,087
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		6/25/21	462	462,000	382,594
U.S. Treasury 10-Year Notes Futures, Put @ $132.00		6/25/21	75	75,000	44,531
U.S. Treasury 10-Year Notes Futures, Put @ $131.75		6/25/21	76	76,000	36,813
U.S. Treasury Long-Term Bonds Futures, Call @ $157.50		6/25/21	52	52,000	44,688
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00		6/25/21	547	547,000	888,875
U.S. Treasury Long-Term Bonds Futures, Call @ $156.50		6/25/21	75	75,000	100,781

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,586,570)					2,026,074

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
U.S. Dollar/ Colombian Peso, Put @ 3,500.00COP	Goldman Sachs Group Inc.	6/11/21	40,680,000	40,680,000	15,458
U.S. Dollar/Euro, Put @$1.19	BNP Paribas SA	7/6/21	147,421,326	147,421,326	4,275,586
U.S. Dollar/Euro, Put @$1.21	Goldman Sachs Group Inc.	7/20/21	27,470,000	27,470,000	433,129
U.S. Dollar/Euro, Put @$1.23	BNP Paribas SA	8/11/21	153,510,000	153,510,000	923,117
U.S. Dollar/Euro, Put @$1.22	Goldman Sachs Group Inc.	8/19/21	73,790,000	73,790,000	721,301
U.S. Dollar/Japanese Yen, Put @ 107.45JPY	Citibank N.A.	7/8/21	146,820,000	146,820,000	228,329

TOTAL OTC PURCHASED OPTIONS (Cost - $5,716,824)					6,596,920

TOTAL PURCHASED OPTIONS (Cost - $7,303,394)					8,622,994

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,703,547,447)					3,719,475,105

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 2.6%
U.S. GOVERNMENT AGENCIES - 0.7%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $25,059,130)	(0.010)%	7/21/21	25,060,000	$25,060,348	(n)

			SHARES
OVERNIGHT DEPOSITS - 1.9%
BNY Mellon Cash Reserve Fund (Cost - $70,816,637)	0.010%		70,816,637	70,816,637

TOTAL SHORT-TERM INVESTMENTS (Cost - $95,875,767)				95,876,985

TOTAL INVESTMENTS - 105.2% (Cost - $3,799,423,214)				3,815,352,090
Liabilities in Excess of Other Assets - (5.2)%				(188,775,100)

TOTAL NET ASSETS - 100.0%				$3,626,576,990

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	29

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	All or a portion of this loan is unfunded as of May 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	The coupon payment on this security is currently in default as of May 31, 2021.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2021, the Fund held TBA securities with a total cost of $332,203,300.

(l)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	7/9/21	$79.00		51	51,000	$(13,770)
Euro-Bund Futures, Call	6/25/21	172.00	EUR	103	10,300,000	(64,226)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13		572	1,430,000	(218,075)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75		543	1,357,500	(139,144)
U.S. Treasury 5-Year Notes Futures, Call	6/25/21	123.50		387	387,000	(202,571)
U.S. Treasury 5-Year Notes Futures, Call	6/25/21	123.75		387	387,000	(136,055)
U.S. Treasury 5-Year Notes Futures, Call	6/25/21	124.00		541	541,000	(114,117)
U.S. Treasury 5-Year Notes Futures, Put	6/25/21	123.50		385	385,000	(66,172)
U.S. Treasury 10-Year Notes Futures, Call	6/4/21	131.75		456	456,000	(185,250)
U.S. Treasury 10-Year Notes Futures, Call	6/25/21	132.00		651	651,000	(345,844)
U.S. Treasury 10-Year Notes Futures, Call	6/25/21	132.50		1,554	1,554,000	(461,344)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	6/25/21	$133.00	1,564	1,564,000	$(244,375)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.00	759	759,000	(592,969)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.50	765	765,000	(406,406)
U.S. Treasury 10-Year Notes Futures, Put	6/25/21	131.50	226	226,000	(88,281)
U.S. Treasury Long-Term Bonds Futures, Call	6/4/21	156.00	228	228,000	(224,438)
U.S. Treasury Long-Term Bonds Futures, Call	6/25/21	157.00	418	418,000	(457,187)
U.S. Treasury Long-Term Bonds Futures, Call	6/25/21	158.00	1,093	1,093,000	(751,437)
U.S. Treasury Long-Term Bonds Futures, Call	6/25/21	159.00	76	76,000	(32,062)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $5,343,480)					$(4,743,723)

OTC Written Options

	COUNTERPARTY
Interest rate swaption, Call	Citibank N.A.	6/1/21	175.00	bps	4,719,000	4,719,000	$(6)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	19,033,000	19,033,000	(23)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	9,055,000	9,055,000	(11)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	9,810,000	9,810,000	(855)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	9,810,000	9,810,000	(855)
Interest rate swaption, Put	Citibank N.A.	6/1/21	225.00	bps	4,719,000	4,719,000	(1)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	19,033,000	19,033,000	(5)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	9,055,000	9,055,000	(2)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	9,810,000	9,810,000	(7)

See Notes to Schedule of Investments.

32	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	9,810,000	9,810,000	$(7)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/14/21	5.40	BRL	40,680,000	40,680,000	(1,562,972)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $2,238,002)							$(1,564,744)

TOTAL WRITTEN OPTIONS (Premiums received - $7,581,482)							$(6,308,467)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro

At May 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	385	9/23	$95,367,721	$95,475,187	$107,466
90-Day Eurodollar	21,198	12/23	5,243,177,776	5,248,624,800	5,447,024
Australian 10-Year Bonds	1,679	6/21	179,841,257	181,432,685	1,591,428
Australian Dollar	2,916	6/21	225,137,179	224,940,240	(196,939)
British Pound	1,378	6/21	120,044,470	122,263,050	2,218,580
Canadian Dollar	1,015	6/21	80,366,271	83,981,100	3,614,829
Euro	1,029	6/21	152,834,050	156,980,381	4,146,331
Euro-Bobl	251	9/21	41,000,013	41,011,920	11,907
Euro-OAT	604	9/21	115,813,879	116,573,420	759,541
Japanese Yen	1,005	6/21	115,732,925	114,438,094	(1,294,831)
Mexican Peso	3,912	6/21	92,558,792	98,054,280	5,495,488
Russian Ruble	309	6/21	10,367,723	10,533,038	165,315
U.S. Treasury 5-Year Notes	374	9/21	46,278,780	46,320,483	41,703
U.S. Treasury 10-Year Notes	1,638	9/21	216,153,057	216,113,625	(39,432)
U.S. Treasury Long-Term Bonds	3,327	9/21	519,479,960	520,779,469	1,299,509
U.S. Treasury Ultra Long-Term Bonds	2,639	9/21	485,004,082	488,874,750	3,870,668

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	33

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
United Kingdom 10-Year Long Gilt bonds	54	9/21	$9,703,435	$9,751,689	$48,254

					27,286,841

Contracts to Sell:
90-Day Eurodollar	2,489	6/21	621,175,186	621,487,744	(312,558)
90-Day Eurodollar	6,503	12/21	1,622,088,569	1,622,904,938	(816,369)
Euro-Bund	5,091	9/21	1,062,160,623	1,064,647,639	(2,487,016)
Euro-Buxl	280	9/21	67,644,824	68,063,846	(419,022)
Japanese 10-Year Bonds	93	6/21	127,744,769	128,219,511	(474,742)
U.S. Treasury 2-Year Notes	4,755	9/21	1,049,066,302	1,049,591,958	(525,656)
U.S. Treasury Ultra 10-Year Notes	1,330	9/21	191,464,125	192,787,663	(1,323,538)

					(6,358,901)

Net unrealized appreciation on open futures contracts					$20,927,940

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At May 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,000,000	USD	7,225,080	BNP Paribas SA	7/19/21	$98,987
USD	2,373,294	EUR	1,990,000	BNP Paribas SA	7/19/21	(55,855)
USD	128,730,356	EUR	107,940,000	BNP Paribas SA	7/19/21	(3,029,617)
USD	143,200,966	EUR	119,898,009	BNP Paribas SA	7/19/21	(3,155,884)
BRL	41,780,000	USD	7,459,116	Citibank N.A.	7/19/21	518,171
CAD	1,650,000	USD	1,317,407	Citibank N.A.	7/19/21	48,334
CAD	173,332,629	USD	138,393,744	Citibank N.A.	7/19/21	5,077,498
CAD	418,070,000	USD	334,012,432	Citibank N.A.	7/19/21	12,033,333
EUR	10,000,000	USD	12,185,700	Citibank N.A.	7/19/21	21,079
INR	1,625,339,626	USD	21,853,306	Citibank N.A.	7/19/21	399,656
MXN	1,501,830,947	USD	73,640,462	Citibank N.A.	7/19/21	1,326,247
RUB	10,934,240,000	USD	139,861,600	Citibank N.A.	7/19/21	8,404,006
USD	8,886,212	AUD	11,609,347	Citibank N.A.	7/19/21	(65,523)
USD	107,147,653	CNY	706,574,482	Citibank N.A.	7/19/21	(3,455,251)

See Notes to Schedule of Investments.

34	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,549,170	EUR	7,000,000	Citibank N.A.	7/19/21	$4,425
USD	135,944,526	EUR	114,290,000	Citibank N.A.	7/19/21	(3,566,752)
USD	3,160,607	MXN	63,406,507	Citibank N.A.	7/19/21	(4,448)
ZAR	284,980,000	USD	19,358,739	Citibank N.A.	7/19/21	1,177,518
GBP	60,448,586	USD	83,062,100	Goldman Sachs Group Inc.	7/19/21	2,727,984
RUB	3,677,220,000	USD	46,939,239	Goldman Sachs Group Inc.	7/19/21	2,922,960
RUB	5,522,491,803	USD	70,449,885	Goldman Sachs Group Inc.	7/19/21	4,433,746
IDR	1,292,892,733,489	USD	88,065,713	JPMorgan Chase & Co.	7/19/21	2,052,537
USD	24,260,262	CNH	159,943,057	JPMorgan Chase & Co.	7/19/21	(804,173)
BRL	22,906,804	USD	4,017,036	Morgan Stanley & Co. Inc.	7/19/21	356,686
BRL	30,610,000	USD	5,367,902	Morgan Stanley & Co. Inc.	7/19/21	476,634
BRL	61,220,000	USD	10,735,805	Morgan Stanley & Co. Inc.	7/19/21	953,268
JPY	13,084,662,208	USD	119,068,378	Morgan Stanley & Co. Inc.	7/19/21	109,285

Total						$29,004,851

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At May 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI	**	7.044	%**	—	$224,819

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	35

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
60,790,000		5/13/22	3.450%**	CPURNSA**	—	$225,822
196,690,000		5/13/23	2.940%**	CPURNSA**	—	824,431
785,112,000		12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(4,129,422)
257,480,000		5/13/26	CPURNSA**	2.750%**	$191,195	79,240
296,183,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(741,276)	11,659,619
111,554,000		11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	544,209	2,016,077
331,801,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	400,501	(1,025,191)
179,340,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	174,963	(1,965,717)
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	515,074	3,669,523
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	656,703	3,694,708
30,600,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	897,356	6,564,838
35,330,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	208,021	2,605,317
44,178,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	651,134	(516,587)
43,640,000		10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	343,967	7,950,036
6,535,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	67,964	(95,553)
19,620,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(2,452)	(154,155)

Total					$3,907,359	$31,402,986

See Notes to Schedule of Investments.

36	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.36 Index	$313,615,000	6/20/26	5.000% quarterly	$30,463,635	$25,739,363	$4,724,272
Markit CDX.NA.IG.36 Index	1,115,469,000	6/20/26	1.000% quarterly	27,262,063	23,657,041	3,605,022

Total	$1,429,084,000			$57,725,698	$49,396,404	$8,329,294

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	37

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$920,535,731	—	$920,535,731
Senior Loans:
Consumer Discretionary	—	177,159,743	$927,689	178,087,432
Other Senior Loans	—	720,386,899	—	720,386,899
Sovereign Bonds	—	774,498,531	—	774,498,531
Collateralized Mortgage Obligations	—	507,856,736	—	507,856,736
Mortgage-Backed Securities	—	331,369,389	—	331,369,389
U.S. Government & Agency Obligations	—	142,490,708	—	142,490,708
Asset-Backed Securities	—	135,626,685	—	135,626,685
Purchased Options:
Exchange-Traded Purchased Options	$2,026,074	—	—	2,026,074
OTC Purchased Options	—	6,596,920	—	6,596,920

Total Long-Term Investments	2,026,074	3,716,521,342	927,689	3,719,475,105

Short-Term Investments†:
U.S. Government Agencies	—	25,060,348	—	25,060,348
Overnight Deposits	—	70,816,637	—	70,816,637

Total Short-Term Investments	—	95,876,985	—	95,876,985

Total Investments	$2,026,074	$3,812,398,327	$927,689	$3,815,352,090

40

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$28,818,043	—	—	$28,818,043
Forward Foreign Currency Contracts††	—	$43,142,354	—	43,142,354
OTC Interest Rate Swaps	—	224,819	—	224,819
Centrally Cleared Interest Rate Swaps††	—	39,289,611	—	39,289,611
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	8,329,294	—	8,329,294

Total Other Financial Instruments	$28,818,043	$90,986,078	—	$119,804,121

Total	$30,844,117	$3,903,384,405	$927,689	$3,935,156,211

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,743,723	—	—	$4,743,723
OTC Written Options	—	$1,564,744	—	1,564,744
Futures Contracts††	7,890,103	—	—	7,890,103
Forward Foreign Currency Contracts††	—	14,137,503	—	14,137,503
Centrally Cleared Interest Rate Swaps††	—	7,886,625	—	7,886,625

Total	$12,633,826	$23,588,872	—	$36,222,698

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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